Description of Plan (Details) - EBP 002	12 Months Ended
	Dec. 31, 2025 USD ($) year	Dec. 31, 2024 USD ($)
EBP, Description of Plan [Line Items]
Service period	35 days
Pre-tax annual compensation contribution percentage	50.00%
Employer contribution match	100.00%
Participant compensation match	6.00%
Employer contributions	$ 292,938	$ 1,533,266
Vesting percentage	100.00%
Vesting period	3 years
Maximum vesting age | year	65
Forfeiture balance at end of year	$ 34,255	54,010
Forfeitures used to reduce Corporation contributions	160,379	$ 1,492,568
Cash out limit	1,000
Maximum borrowing, amount	$ 50,000
Maximum borrowing, to total account, percentage	50.00%
General loan, borrowing term	5 years
Basis spread on variable rate	1.00%
Discretionary Performance-Based Contribution
EBP, Description of Plan [Line Items]
Employer contribution match	1.70%
Participant compensation match	3.00%
Employer contributions	$ 6,191,939
Minimum
EBP, Description of Plan [Line Items]
Automatic deferral rate	3.00%
Participant loan, interest rate	4.25%
Maximum
EBP, Description of Plan [Line Items]
Participant loan, interest rate	9.50%